INCOME TAXES - Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Unrecognized Tax Benefits [Roll Forward]
Balance at January 1, 2025	$ 436,954
Reductions for tax positions of prior years	(25,079)
Balance as of December 31, 2025	$ 411,875